Shareholder Report, Holdings (Details) - Class 3	Jun. 30, 2024
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
TransDigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Abbott Laboratories [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Worldwide Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Marsh & McLennan Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Comcast Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Home Depot, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%